Merchandise Inventories, Net (Tables)	6 Months Ended
Sep. 30, 2025
Merchandise Inventories, Net [Abstract]
Schedule of Merchandise Inventories

Merchandise inventories, net consisted of the following:

	September 30, 2025	March 31, 2025
Beauty products	$2,842,955	$2,358,327
Health products	1,555,185	628,554
Luxury products	83,368	364,856
Other products	859,170	1,019,066
Merchandise inventories, net	$5,340,678	$4,370,803